Schedule III - Real Estate and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 151,945,000
Initial Cost
Land	93,988,000
Building & Improvements	193,424,000
Costs Capitalized Subsequent to Acquisition
Improvements	9,450,000
Gross Balance at December 31, 2012
Land	99,595,000
Building & Improvements	197,266,000
Total	296,861,000	[1]
Accumulated Depreciation	(7,412,000)
Real estate tax basis	287,300,000
Commercial [Member] | Commerical building, constructed 1991 [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	29,000,000
Initial Cost
Land	8,799,000
Building & Improvements	31,386,000
Costs Capitalized Subsequent to Acquisition
Improvements	72,000
Gross Balance at December 31, 2012
Land	8,799,000
Building & Improvements	31,458,000
Total	40,257,000	[1]
Accumulated Depreciation	(98,000)
Depreciable Life in Years	39 years
Commercial [Member] | Office Park [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,873,000
Initial Cost
Land	396,000
Building & Improvements	1,584,000
Costs Capitalized Subsequent to Acquisition
Improvements
Gross Balance at December 31, 2012
Land	396,000
Building & Improvements	1,584,000
Total	1,980,000	[1]
Accumulated Depreciation
Depreciable Life in Years	39 years
Commercial [Member] | Commercial building, constructed 1983 [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,032,000
Initial Cost
Land	991,000
Building & Improvements	8,128,000
Costs Capitalized Subsequent to Acquisition
Improvements
Gross Balance at December 31, 2012
Land	991,000
Building & Improvements	8,128,000
Total	9,119,000	[1]
Accumulated Depreciation	(20,000)
Depreciable Life in Years	39 years
Commercial [Member] | Retail [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	615,000
Initial Cost
Land	364,000
Building & Improvements	444,000
Costs Capitalized Subsequent to Acquisition
Improvements	13,000
Gross Balance at December 31, 2012
Land	370,000
Building & Improvements	451,000
Total	821,000	[1]
Accumulated Depreciation	(24,000)
Depreciable Life in Years	39 years
Commercial [Member] | Commerical building, constructed 2007 [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	12,000,000
Initial Cost
Land	6,212,000
Building & Improvements	15,049,000
Costs Capitalized Subsequent to Acquisition
Improvements	926,000
Gross Balance at December 31, 2012
Land	6,212,000
Building & Improvements	15,975,000
Total	22,187,000	[1]
Accumulated Depreciation	(572,000)
Depreciable Life in Years	39 years
Commercial [Member] | Commerical building, constructed 2007 [Member] | Japan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost
Land	3,970,000
Building & Improvements	3,230,000
Costs Capitalized Subsequent to Acquisition
Improvements	2,122,000
Gross Balance at December 31, 2012
Land	5,192,000
Building & Improvements	4,130,000
Total	9,322,000	[1]
Accumulated Depreciation	(738,000)
Depreciable Life in Years	37 years
Commercial [Member] | Commerical building, constructed 1983 [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost
Land	495,000
Building & Improvements	257,000
Costs Capitalized Subsequent to Acquisition
Improvements	30,000
Gross Balance at December 31, 2012
Land	496,000
Building & Improvements	286,000
Total	782,000	[1]
Accumulated Depreciation	(13,000)
Depreciable Life in Years	37 years
Multifamily Properties [Member] | 178-unit Apartment building [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,475,000
Initial Cost
Land	12,310,000
Building & Improvements	18,466,000
Costs Capitalized Subsequent to Acquisition
Improvements
Gross Balance at December 31, 2012
Land	12,310,000
Building & Improvements	18,466,000
Total	30,776,000	[1]
Accumulated Depreciation	(79,000)
Depreciable Life in Years	39 years
Number of units	178
Multifamily Properties [Member] | 217-unit Multifamily property [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	26,000,000
Initial Cost
Land	2,639,000
Building & Improvements	41,369,000
Costs Capitalized Subsequent to Acquisition
Improvements	5,000
Gross Balance at December 31, 2012
Land	2,639,000
Building & Improvements	41,373,000
Total	44,012,000	[1]
Accumulated Depreciation	(82,000)
Depreciable Life in Years	39 years
Number of units	217
Multifamily Properties [Member] | 366-unit Apartment building [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	33,817,000
Initial Cost
Land	9,083,000
Building & Improvements	36,331,000
Costs Capitalized Subsequent to Acquisition
Improvements	14,000
Gross Balance at December 31, 2012
Land	9,082,000
Building & Improvements	36,346,000
Total	45,428,000	[1]
Accumulated Depreciation	(78,000)
Depreciable Life in Years	39 years
Number of units	366
Multifamily Properties [Member] | 204-unit Apartment building [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,357,000
Initial Cost
Land	5,329,000
Building & Improvements	20,150,000
Costs Capitalized Subsequent to Acquisition
Improvements	925,000
Gross Balance at December 31, 2012
Land	5,329,000
Building & Improvements	21,075,000
Total	26,404,000	[1]
Accumulated Depreciation	(4,794,000)
Depreciable Life in Years	39 years
Number of units	204
Residential [Member] | 49-unit condominium [Member] | Other U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost
Land
Building & Improvements	4,794,000
Costs Capitalized Subsequent to Acquisition
Improvements	90,000
Gross Balance at December 31, 2012
Land
Building & Improvements	4,884,000
Total	4,884,000	[1]
Accumulated Depreciation
Depreciable Life in Years	39 years
Number of units	49
Residential [Member] | Single family home [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost
Land	4,111,000
Building & Improvements	4,250,000
Costs Capitalized Subsequent to Acquisition
Improvements	363,000
Gross Balance at December 31, 2012
Land	4,474,000
Building & Improvements	4,250,000
Total	8,724,000	[1]
Accumulated Depreciation	(443,000)
Depreciable Life in Years	39 years
Residential [Member] | Condominium units [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost
Land
Building & Improvements	2,325,000
Costs Capitalized Subsequent to Acquisition
Improvements	300,000
Gross Balance at December 31, 2012
Land
Building & Improvements	2,625,000
Total	2,625,000	[1]
Accumulated Depreciation
Land [Member] | Single family home [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost
Land	4,101,000
Building & Improvements
Costs Capitalized Subsequent to Acquisition
Improvements	275,000
Gross Balance at December 31, 2012
Land	4,376,000
Building & Improvements
Total	4,376,000	[1]
Accumulated Depreciation
Land [Member] | Land, Alto Ave [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	1,642,000
Initial Cost
Land	2,314,000
Building & Improvements
Costs Capitalized Subsequent to Acquisition
Improvements	13,000
Gross Balance at December 31, 2012
Land	2,327,000
Building & Improvements
Total	2,327,000	[1]
Accumulated Depreciation
Land [Member] | Industrial Land [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	2,134,000
Initial Cost
Land	1,133,000
Building & Improvements	1,908,000
Costs Capitalized Subsequent to Acquisition
Improvements	11,000
Gross Balance at December 31, 2012
Land	1,137,000
Building & Improvements	1,915,000
Total	3,052,000	[1]
Accumulated Depreciation	(98,000)
Depreciable Life in Years	39 years
Land [Member] | 2700 acres [Member] | Western U.S. [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances
Initial Cost
Land	31,741,000
Building & Improvements	3,753,000
Costs Capitalized Subsequent to Acquisition
Improvements	4,291,000
Gross Balance at December 31, 2012
Land	35,465,000
Building & Improvements	4,320,000
Total	39,785,000	[1]
Accumulated Depreciation	$ (373,000)
Area of real estate property	2,700

[1]	The tax basis of all the properties in aggregate totaled $287.3 million.